Parent Company - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Noninterest expense
Salaries and employee benefits	$ 42,106	$ 42,696	$ 128,762	$ 126,990	$ 170,233	$ 157,096
Contracted services and professional fees	10,430	10,964	33,124	32,196	42,663	37,919
Other	11,379	10,649	32,899	31,743	40,271	34,230
Total noninterest expense	82,804	79,377	246,341	239,307	319,601	297,691
Income tax benefit	(33,234)	(33,236)	(104,335)	(99,042)	(129,447)	(127,572)
Net income	53,235	54,889	173,626	163,569	213,780	216,672
Comprehensive income	$ 48,147	$ 65,430	$ 214,570	$ 180,200	213,978	210,980
First Hawaiian, Inc.
Income
Dividends from FHB					175,600	197,800
Total income					175,600	197,800
Noninterest expense
Salaries and employee benefits					10,930	3,890
Contracted services and professional fees					5,791	2,997
Other					2,076	1,829
Total noninterest expense					18,797	8,716
Income before income tax benefit and equity in undistributed income of FHB					156,803	189,084
Income tax benefit					7,425	3,443
Equity in undistributed income of FHB					49,552	24,145
Net income					213,780	216,672
Comprehensive income					$ 213,978	$ 210,980